THE ALGER PORTFOLIOS
Class I-2 Shares

Supplement dated February 28, 2013 to the
Prospectus dated May 1, 2012
As supplemented to date

Alger Mid Cap Growth Portfolio

The following replaces the information under the heading "Portfolio Manager" on page 14 of the Prospectus:

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Alex Goldman Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Maria Liotta Senior Vice President, Senior Analyst and Co-Portfolio Manager Since November 2010
Michael Melnyk, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Brian Schulz, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

Alger SMid Cap Growth Portfolio

The following replaces the information under the heading "Portfolio Managers" on page 19 of the Prospectus:

Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (1/2/08)

Alger Balanced Portfolio

The following replaces the information under the heading "Portfolio Managers" on page 35 of the Prospectus:

Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since February 2013	Steve Thumm Senior Vice President Since January 2011

The following replaces the entries for Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, and Alger Balanced Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 46 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Co-Portfolio Managers: Ankur Crawford, Ph.D. Alex Goldman Maria Liotta Michael Melnyk, CFA Brian Schulz, CFA Christopher R. Walsh, CFA Michael Young	November 2010 February 2013 November 2010 February 2013 February 2013 February 2013 November 2010
Alger SMid Cap Growth Portfolio	Jill Greenwald, CFA	Inception (1/2/08)
Alger Balanced Portfolio	Gregory S. Adams, CFA Steve Thumm	February 2013 January 2011

In addition, the following paragraphs are added to the descriptions of portfolio managers on page 47 of the Prospectus.

Mr. Goldman has been employed by the Manager since 2011. He became a Senior Vice President and Senior Analyst in 2013. He served as a Vice President and Analyst from 2011 through 2013. Prior to joining the Manager, he was a Research Analyst at Castlerock Management from 2006 to 2011.

Mr. Melnyk has been employed by the Manager since 2007. He became a Senior Vice President and Senior Analyst in 2009. He served as a Vice President and Analyst from 2007 through 2008.

Mr. Schulz has been employed by the Manager since 2004. He became a Senior Vice President and Senior Analyst in 2010. He served as a Vice President and Analyst from 2006 through 2010.

Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Vice President and Senior Analyst in 2007, and a Senior Vice President in 2008.

APPI-2 22813